Summary of Significant Accounting Policies - Summary of Derivative Financial Instruments and Stock-Based Compensation Liability (Details) - Fair Value, Measurements, Recurring - Black Scholes Model - USD ($)
$ in Thousands
	Dec. 31, 2019	Dec. 31, 2018
Liabilities:
Fair value, liabilities	$ 5
Derivative Financial Instruments
Liabilities:
Fair value, liabilities	5	$ 13,769
Non-current receivable
Assets:
Fair value, assets		294
Level 3
Liabilities:
Fair value, liabilities	5
Level 3 | Derivative Financial Instruments
Liabilities:
Fair value, liabilities	$ 5	13,769
Level 3 | Non-current receivable
Assets:
Fair value, assets		$ 294